Share-based compensation - Performance shares (Detail) - Performance share plans	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares $ / shares
EUR bonds
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	5,392,035	5,392,035	4,385,837	4,385,837
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | € / shares	€ 27.22		€ 33.13
Number of other equity instruments granted in share-based payment arrangement (in shares)	2,265,462	2,265,462	2,299,280	2,299,280
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | € / shares	€ 28.94		€ 23.65
Notional Dividends (in shares)	218,782	218,782	240,977	240,977
Weighted average exercise price notional dividends (in euros per share) | € / shares	€ 24.35		€ 27.15
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(169,524)	(169,524)	(154,987)	(154,987)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | € / shares	€ 50.30		€ 44.08
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(451,052)	(451,052)	(489,295)	(489,295)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | € / shares	€ 25.07		€ 27.05
Number of other equity instruments adjusted quantity (in shares)	(788,865)	(788,865)	(889,777)	(889,777)
Weighted average exercise price of other equity instruments adjusted quantity (in euros per share) | € / shares	€ 50.65		€ 44.27
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	6,466,838	6,466,838	5,392,035	5,392,035
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | € / shares	€ 24.41		€ 27.22
USD bonds
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	3,261,048	3,261,048	2,749,983	2,749,983
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | $ / shares		$ 29.73		$ 36.66
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,733,891	1,733,891	1,667,812	1,667,812
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | $ / shares		$ 31.07		$ 25.96
Notional Dividends (in shares)	142,892	142,892	152,750	152,750
Weighted average exercise price notional dividends (in euros per share) | $ / shares		$ 26.85		$ 29.78
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(80,151)	(80,151)	(121,760)	(121,760)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | $ / shares		$ 61.37		$ 48.33
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(489,195)	(489,195)	(596,846)	(596,846)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | $ / shares		$ 28.35		$ 28.95
Number of other equity instruments adjusted quantity (in shares)	(377,857)	(377,857)	(590,890)	(590,890)
Weighted average exercise price of other equity instruments adjusted quantity (in euros per share) | $ / shares		$ 61.37		$ 48.28
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	4,190,628	4,190,628	3,261,048	3,261,048
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | $ / shares		$ 26.89		$ 29.73